SUBSEQUENT EVENTS (Detail Textuals) (USD $)	12 Months Ended		1 Months Ended					5 Months Ended	6 Months Ended		12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	6 Months Ended	0 Months Ended								0 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2012	Feb. 24, 2012	Mar. 30, 2012 Standby Equity Distribution Agreement	Feb. 29, 2012 Standby Equity Distribution Agreement	Jan. 31, 2012 Standby Equity Distribution Agreement	May 31, 2011 Standby Equity Distribution Agreement	May 04, 2011 Standby Equity Distribution Agreement	Dec. 31, 2011 Standby Equity Distribution Agreement	Jun. 30, 2013 Standby Equity Distribution Agreement	Jun. 30, 2011 Standby Equity Distribution Agreement	Jun. 30, 2013 Standby Equity Distribution Agreement	Jul. 26, 2013 Standby Equity Distribution Agreement	Apr. 30, 2012 Stock Options	Jan. 31, 2012 Stock Options	Mar. 31, 2013 Stock Options	Jun. 30, 2012 Stock Options	Dec. 31, 2012 Stock Options		Dec. 31, 2011 Stock Options	Feb. 20, 2013 Restricted Stock	Mar. 04, 2011 Restricted Stock Standby Equity Distribution Agreement	Jun. 21, 2011 Restricted Stock Standby Equity Distribution Agreement	Jun. 30, 2011 Restricted Stock Standby Equity Distribution Agreement	Jan. 15, 2013 Independent Director	Jan. 02, 2012 Independent Director	Jan. 02, 2012 Independent Director Stock Options	Apr. 13, 2012 Officers and Directors	Apr. 13, 2012 Officers and Directors Stock Options	Jan. 15, 2013 Officers and Directors Plan 401 K [Member] Restricted Stock	May 31, 2012 Officers and Directors Plan 401 K [Member] Restricted Stock	Jan. 31, 2011 Officers and Directors Plan 401 K [Member] Restricted Stock	Jul. 09, 2013 Subsequent Event [Member]	Jul. 29, 2013 Subsequent Event [Member]	Feb. 26, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Jul. 26, 2013 Subsequent Event [Member] Standby Equity Distribution Agreement	Jun. 30, 2013 Subsequent Event [Member] Standby Equity Distribution Agreement	Jun. 30, 2013 Subsequent Event [Member] Standby Equity Distribution Agreement	Jul. 16, 2013 Subsequent Event [Member] $5 Warrant	Jul. 16, 2013 Subsequent Event [Member] $10 Warrant	Jan. 15, 2013 Subsequent Event [Member] Independent Director Plan 401 K [Member] Stock Options	Jan. 15, 2013 Subsequent Event [Member] Independent Director Plan 401 K [Member] Restricted Stock
Subsequent Event [Line Items]
Number of shares, granted													21,000	1,994,000	2,000	23,000	2,017,000	[1]	6,000					2,000	150,000	150,000	11,000	11,000													2,000
Number of shares issued related to restricted stock							244,216													125,000	176,471	67,745										10,000		100,000
Exercise price														$ 1.70	$ 1.38	$ 1.70	$ 1.70		$ 0.85					$ 1.38																	$ 1.38
Number of shares committed to issue to eligible employees																																										55,253
Value of the shares committed to issue to eligible employees																																										$ 76,250
Proceeds of shares issued																																10,000
Exercise price of warrants		5.00																																					5	10
Issuance of Common Stock for Rights Offering (in shares)			25,712	17,705	25,063	244,216		111,175		193,442													244,216										27,273			22,762
Issuance of Common Stock for Rights Offering	1,267,540		25,000	25,000	40,000			230,000		165,000																							30,000			25,000
Loan amount												200,000																								200,000
Annual interest rate											0.10																											0.10
Expiration date of SEDA									Sep. 01, 2014																												Sep. 01, 2014
Warrants expiration																																			the expiration date of the $5 and $10 Warrants was extended for one year from December 31, 2013 to December 31, 2014.
Loan Payment for first month																																			0
Loan payment for next three months																																			12,500
Loan payment for succeeding three months																																			17,500
Loan payment for succeeding four months																																			20,000
Loan payment for last month																																			$ 30,000
Closing bid price of common stock																													$ 1.38	$ 1.50	$ 1.40											$ 1.38

[1]	On December 26, 2012, pursuant to a resolution of the Board of Directors, 1,965,000 of the January 2, 2012 stock options that were due to expire on December 31, 2012 were extended to December 31, 2013.